SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2024
SEGMENT INFORMATION [Abstract]
Disaggregated Revenue Data by Geographical Region
Disaggregated revenue data by geographical region in terms of the customer’s location within the operating segment is as follows:

	Periods ended June 30,
In thousands of USD	2024	2023
Singapore	12,651	12,073
Asia, excluding Singapore	72,152	47,458
North America	127,460	100,118
Europe	5,740	5,194
Others	732	1,560
Total	218,735	166,403

Selected assets of mining machines, property, plant and equipment, investment properties, right-of-use assets and intangible assets by geographical region within the operating segment is as follows:

In thousands of USD	At June 30, 2024	At December 31, 2023
Singapore	63,276	54,442
Asia, excluding Singapore	100,620	63,180
North America	136,684	148,021
Europe	77,828	50,443
Total	378,408	316,086